Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	KONA GOLD BEVERAGE, INC.
Entity Central Index Key	0001802546
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true